Employee benefits and share-based payments (Tables)	12 Months Ended
Jun. 30, 2022
Employee benefits and share-based payments (Tables)
Schedule of movements in the number of matching shares outstanding
	June 30, 2022	June 30, 2021	June 30, 2020
At the beginning	2.1	2.4	2.8
Granted	-0.1	-0.3	-0.4
At the end	2	2.1	2.4